Derivative Instruments and Hedges - Schedule of Information About Volume and Fair Value Amounts of Derivative Instruments (Detail) - Commodity swaps - Not Designated as Hedging Instrument
$ in Thousands
	Mar. 31, 2015 USD ($) MMBTU	Dec. 31, 2014 USD ($) MMBTU	Dec. 31, 2013 USD ($) MMBTU
Derivative [Line Items]
Notional amount | MMBTU	4,710,000	1,876,475	6,652,070
Prepaid expenses and other assets
Derivative [Line Items]
Fair Value Asset		$ 0	$ 15,505
Accrued liabilities
Derivative [Line Items]
Fair Value Liabilities	$ (4,000)	(6,268)	$ (4,959)
Other Liabilities
Derivative [Line Items]
Fair Value Liabilities	$ (1,000)	$ 0